Document and Entity Information	12 Months Ended
Jan. 02, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2016
Entity Registrant Name	ST JUDE MEDICAL INC
Entity Central Index Key	0000203077